Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000017156 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017156 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017156 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017156 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017156 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017156 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017156 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017156 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017156 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017156 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017156 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017156 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017157 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017157 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017157 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017157 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017157 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017157 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017157 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%